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1933 Act Rule 485(a)
1933 Act File No. 333-82865
1940 Act File No. 811-09447

October 29, 2010

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Jacob Funds Inc. (the “Registrant”)
File Nos. 333-82865, 811-09447

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 14 (the “Amendment”) to Registrant’s Registration Statement on Form N-1A.  The Registrant is filing this Amendment for the purpose of revising disclosure to conform to changes to Form N-1A, including compliance with the new summary prospectus requirements and disclosure requirements related to the Board of Directors.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of:  (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectuses and the statement of additional information.

Please direct questions or comments relating to the Amendment to me at the above referenced telephone number.

Very truly yours,

/s/ Michael P. O’Hare
Michael P. O’Hare